STATEMENT OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants exercised (in Shares)	0	164,184
Additional Paid-in Capital [Member] | Series C Preferred Stock [Member]
Conversion of preferred stock	$ 1.50	$ 1.50
Warrants at $3.67 [Member]
Exercise of warrants	3.67
Warrants at $2.50 [Member]
Exercise of warrants	2.50
Cashless Exercise of Warrants [Member]
Warrants exercised (in Shares)		156,102
Cashless Exercise of Warrants [Member] | Additional Paid-in Capital [Member]
Warrants exercised (in Shares)		156,102
Exercise of Options [Member]
Exercise of options		$ 2.09
Exercise of Options [Member] | Additional Paid-in Capital [Member]
Exercise of options		2.09
Exercise of Warrants for Cash [Member] | Warrants at $3.67 [Member] | Additional Paid-in Capital [Member]
Exercise of warrants		3.67
Exercise of Warrants for Cash [Member] | Warrants at $2.50 [Member] | Additional Paid-in Capital [Member]
Exercise of warrants		$ 2.50
Settlement of Preferred Stock [Member] | Additional Paid-in Capital [Member] | Series C Preferred Stock [Member]
Common stock issued	$ 1.55